Business Developments (Acquisition of Link Administration Holdings Limited) (Details) - JPY (¥) ¥ in Millions		10 Months Ended	12 Months Ended
	May 16, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Business Developments [Line Items]
Goodwill		¥ 558,164	¥ 558,164	¥ 493,758	¥ 296,772
Intangible assets subject to amortization acquired			403,938	386,626
Customer relationships
Business Developments [Line Items]
Intangible assets subject to amortization acquired			¥ 68,010	¥ 53,885
Weighted average amortization period, in years			16 years	13 years
Link Administration Holdings Limited
Business Developments [Line Items]
Percentage of voting interests acquired	100.00%
Payments to acquire businesses	¥ 113,524
Acquisition related costs			¥ 3,856
Assets acquired	153,019
Cash and bank deposits acquired	21,586
Intangible assets	45,141
Liabilities acquired	188,316
Long-term debt liabilities acquired	118,441
Goodwill	¥ 149,782
Weighted average amortization period, in years	17 years 9 months 18 days
Revenues		67,676
Loss of acquiree since acquisition date		¥ 3,919
Finite-lived intangible assets, purchase accounting adjustments			¥ 2,443	¥ 2,281
Link Administration Holdings Limited | Customer relationships
Business Developments [Line Items]
Intangible assets	¥ 67,283